Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 4 - Discontinued Operations

On January 27, 2021, Legacy Education Alliance Australia PTY Limited (“LEA Australia”), a wholly owned subsidiary of Legacy Education Alliance, Inc. (“LEAI”), appointed Brent Leigh Morgan and Christopher Stephen Bergin, both of the firm of Rodgers Reidy, 326 William Street, Melbourne VIC 3000 Australia, as Joint and Several Liquidators of LEA Australia, to supervise a Creditors Voluntary Liquidation of LEA Australia. Subject to the approval of the creditors of LEA Australia at a meeting held on February 23, 2021, AEDT (February 22, 2021, EST), the Joint Liquidators will wind down the business of LEA Australia and make distributions, if any, to its creditors in accordance with the applicable provisions of the Australian Corporations Act of 2001. The first meeting of creditors of LEA Australia was held on February 24, 2021, (AEDT), at which no resolutions were proposed by the creditors, no nominations for a Committee of Inspection were made, and no alternative liquidator was proposed.

On March 2, 2021, Legacy Education Alliance Holdings, Inc. the sole shareholder of Legacy Education Alliance Hong Kong Limited (“LEA Hong Kong”), a subsidiary of the Company, adopted a resolution to wind up voluntarily the affairs of LEA Hong Kong and to appoint Cosimo Borrelli and Li Chung Ngai (also known as Anson Li), both of Borrelli Walsh Limited, Level 17, Tower 1, Admiralty Centre, 18 Harcourt Road, Hong Kong as Joint and Several Liquidators of LEA Hong Kong. At a meeting of the creditors of LEA Hong Kong held on March 2, 2021, the creditors similarly approved the voluntary winding up of LEA Hong Kong and the appointment of Cosimo Borrelli and Li Chung Ngai (also known as Anson Li), as Joint and Several Liquidators. The Joint and Several Liquidators will wind up the business of LEA Hong Kong and make distributions, if any, to its creditors in accordance with the applicable provisions of the Companies (Winding Up and Miscellaneous Provisions) Ordinance of Hong Kong.

On March 7, 2021, Tigrent Learning Canada Inc. (“Tigrent Canada”), a wholly owned subsidiary of Legacy Education Alliance, Inc., filed an assignment in bankruptcy under section 49 of the Canada Bankruptcy and Insolvency Act (the “Act”) in the Office of the Superintendent of Bankruptcy Canada, District of Ontario, Division of Toronto, Court No. 31-2718213. Also on March 7, 2021, A. Farber & Partners was appointed trustee of the estate of Tigrent Canada. The trustee will wind down the business of Tigrent Canada and make distributions, if any, to its creditors in accordance with the applicable provisions of the Act. At the First Meeting of Creditors held on March 23, 2021, the creditors of Tigrent Canada approved the appointment of A. Farber & Partners as trustee of the estate of Tigrent Canada.

On October 28, 2019, four creditors of Legacy Education Alliance International Ltd. (“Legacy UK”), one of our UK subsidiaries, obtained an order from the High Court of Justice, Business and Property Courts of England and Wales (the “English Court”) with respect to the business and affairs of Legacy UK. Pursuant to the Administration Order of November 15, 2019, from the English Court, the two individuals appointed as administrators engaged a third-party to market Legacy UK’s business and assets for sale to one or more third parties. On November 26, 2019, Legacy UK’s assets and deferred revenues sold for £300 thousand (British pounds) to Mayflower Alliance LTD. We did not receive any proceeds from the sale of Legacy UK. Further details, including the resolution of claims and liabilities, and other information regarding the administration may not be forthcoming for several months. The impact of this transaction is reflected as a discontinued operation in the consolidated financial statements.

The major classes of assets and liabilities of the entities classified as discontinued operations were as follows:

	September 30,	December 31,
	2021	2020
	(in thousands)
Major classes of assets
Cash and cash equivalents	$—	$14
Deferred course expenses	—	806
Discontinued operations-current assets	—	820
Other assets	33	34
Total major classes of assets - discontinued operations	$33	$854
Major classes of liabilities
Accounts payable	$3,627	$3,698
Accrued course expenses	585	593
Other accrued expenses	437	1,582
Deferred revenue	5,160	5,413
Total major classes of liabilities - discontinued operations	$9,809	$11,286

The financial results of the discontinued operations are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)
Revenue	$—	$1,742	$40	$5,522
Total operating costs and expenses	—	764	907	2,436
(Loss) income from discontinued operations	—	978	(867)	3,086
Other expense, net	—	3	(80)	4
Income tax benefit (expense)	—	(248)	1,118	(248)
Net income from discontinued operations	$—	$733	$171	$2,842

Note 4—Discontinued Operations

On October 28, 2019, four creditors of Legacy Education Alliance International Ltd. (“Legacy UK”), one of our UK subsidiaries, obtained an order from the High Court of Justice, Business and Property Courts of England and Wales (the “English Court”) with respect to the business and affairs of Legacy UK. Pursuant to the Administration Order of November 15, 2019, from the English Court, the two individuals appointed as administrators engaged a third-party to market Legacy UK’s business and assets for sale to one or more third parties. On November 26, 2019, Legacy UK’s assets and deferred revenues sold for £300 thousand (British pounds) to Mayflower Alliance LTD. We will not receive any proceeds from the sale of Legacy UK. Further details, including the resolution of claims and liabilities, and other information regarding the administration may not be forthcoming for several months. The impact of this transaction is reflected as a discontinued operation in the condensed consolidated financial statements.

The major classes of assets and liabilities of Legacy UK were as follows:

	December 31,	December 31,
(in thousands)	2020	2019
Major classes of liabilities
Accounts payable	$2,608	$3,408
Accrued course expenses	593	472
Other accrued expenses	539	619
Total major classes of liabilities - discontinued operations	$3,740	$4,499

The financial results of the discontinued operations are as follows:

	Years Ended December 31,
(in thousands)	2020	2019
Revenue	$—	$14,315
Total operating costs and expenses	—	15,647
Loss from discontinued operations	—	(1,332)
Interest income (expense)	—	(359)
Other expense, net	—	8,300
Net loss from discontinued operations	$—	$6,609